Note 16 - Stock-based Compensation - Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance, shares (in shares)	29,167,803	30,480,317
Balance, weighted average exercise price (in dollars per share)	$ 4.05	$ 3.87
Balance, weighted average remaining contractual life (Year)		6 years 6 months 10 days	2 years 9 months 29 days
Granted, shares (in shares)		689,406
Granted, weighted average exercise price (in dollars per share)		$ 5.88
Exercised, shares (in shares)	(680,385)	(1,799,665)	(5,141,331)
Exercised, weighted average exercise price (in dollars per share)		$ 1.57
Forfeited or expired, shares (in shares)		(202,255)
Forfeited or expired, weighted average exercise price (in dollars per share)		$ 4.94
Balance, shares (in shares)	29,436,670	29,167,803	30,480,317
Balance, weighted average exercise price (in dollars per share)		$ 4.05	$ 3.87